Remuneration and other benefits paid to the Bank's directors and senior managers (Tables)	6 Months Ended
Jun. 30, 2021
Remuneration and other benefits paid to the Bank's directors and senior managers
Schedule of total remuneration paid
Following is a summary of the most significant data on the remunerations and benefits for the six months ended 30 June 2021 and 2020:
Remuneration of members of the board of directors (1)

	Thousand euros
	30-06-2021	30-06-2020
Members of the board of directors: (2)(3)(4)(5)(6)(7)(8)(9)
Remuneration concept
Fixed salary remuneration of executive directors	3,234	2,859
Variable salary remuneration of executive directors	—	—
Directors fees	590	605
Bylaw-stipulated emoluments (annual emolument)	1,857	1,637
Other (except insurance premiums)	1,236	1,416
Sub-total	6,917	6,517
Transactions with shares and/or other financial instruments	—	—
	6,917	6,517
(1)The Notes to the consolidated annual accounts for 2021 will contain detailed and complete information on the remuneration paid to all the directors, including executive directors.
(2)Mr Rodrigo Echenique ceased to be a non-executive director on 22 December 2020.
(3)Mr Sergio Rial was appointed as executive director since 30 May 2020.
(4)Mr Luis Isasi was appointed as director since 19 May 2020.
(5)Mr Guillermo de la Dehesa ceased to be a director on 3 April 2020.
(6)Mr Ignacio Benjumea ceased to be a director on 5 May 2020.
(7)Ms Esther Giménez-Salinas ceased to be a director on 27 October 2020.
(8)Ms Gina Díez was appointed as director since 22 December 2020.
(9)Mr Ramón Martín Chávez was appointed as director since 27 October 2020.
The table below includes the corresponding amounts related to remunerations of senior management at 30 June 2021 and 2020, excluding the executive directors:

	Thousand euros
	30-06-2021	30-06-2020
Senior management (1)
Total remuneration of senior management (2)	14,014	15,275
(1)  Remunerations received during the first six months by members of the senior management who ceased in their functions by 30 June 2021, amounted to 2,690 thousand euros (EUR 2,822 thousand at 30 June 2020).
(2)   The number of members of Banco Santander's senior management, excluding executive directors, is 16 as at 30 June 2021 (30 June 2020: 17).

Schedule of other benefits of the directors

	Thousand euros
	30-06-2021	30-06-2020
Members of the board of directors
Other benefits
Advances	—	—
Loans granted	73	34
Pension funds and plans: Endowments and/or contributions (1)	912	1,010
Pension funds and plans: Accumulated rights (2)	68,317	79,015
Life insurance premiums	677	896
Guarantees provided for directors	—	—
(1)   These correspond to the endowments and/or contributions made during the first six months of 2021 and 2020 in respect of retirement pensions and complementary benefits for widowhood, orphanhood and permanent disability.
(2)   Corresponds to the rights accrued by the directors in matters of pensions. Additionally, former members of the board had at 30 June 2021 and 30 June 2020 rights accrued for this concept for EUR 50,107 thousand and EUR 56,778 thousand, respectively.

Schedule of funds and pension plans of senior management

	Thousand euros
	30-06-2021	30-06-2020
Senior management (1)
Pension funds: Endowments and / or contributions (2)	2,917	2,987
Pension funds: Accumulated rights (3)	57,372	55,229
(1)Remunerations received as endowments and/or contributions to pension funds during the first six months by members of the senior management who ceased in their functions by 30 June 2021, amounted to EUR 195 thousand (EUR 178 thousand at 30 June 2020).
(2)Corresponds to the allocations and/or contributions made during the first six months of 2021 and 2020 as retirement pensions.
(3)Corresponds to the rights accrued by members of senior management in the area of pensions. In addition, former members of senior management had at 30 June 2021 and 30 June 2020 rights accumulated for this same concept for EUR 132,597 thousand and EUR 160,278 thousand, respectively.